Concentrations (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2016 Customer Vendor	Dec. 31, 2015 USD ($) Customer Vendor	Dec. 31, 2014 Customer Vendor
Concentration Risk [Line Items]
FDIC insures, cash | $		$ 250,000
Number of customers | Customer	3	3	3
Number of vendors | Vendor	3	3	3
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	34.00%	54.00%	26.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	31.00%	16.00%	20.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	16.00%	12.00%	12.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Vendor One [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	52.00%	57.00%	47.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Vendor Two [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%	9.00%	22.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Vendor Three [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	6.00%	6.00%	13.00%
Purchases [Member] | Supplier Concentration Risk [Member] | Vendor One [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	48.00%	69.00%	71.00%
Purchases [Member] | Supplier Concentration Risk [Member] | Vendor Two [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	8.00%	13.00%	24.00%
Sales [Member] | Sales Concentration Risk [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	38.00%	34.00%	53.00%
Sales [Member] | Sales Concentration Risk [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	26.00%	25.00%	15.00%
Sales [Member] | Sales Concentration Risk [Member] | Customer Three [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	18.00%	16.00%	11.00%